Submission	Feb. 19, 2025
Submission [Line Items]
Central Index Key	0000933036
Registrant Name	UPBOUND GROUP, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES